Promissory Notes	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Promissory Notes
14.	PROMISSORY NOTES
On August 4, 2017, the Company issued promissory note at the principle amount of USD25,000 (equivalent to RMB168,180) to Haitong. The note bears a simple annual interest rate of 8% and has a maturity term of 2 years from the date of issuance. In 2019, the Company entered into an amendment agreement with Haitong, the maturity date for half of the principal amounted to USD12,500 (equivalent to RMB87,023) shall be extended to August 4, 2020, the third anniversary of the issuance date of the original promissory note, and the maturity date for the other half of the principal amounted to USD12,500 (equivalent to RMB87,022) shall be extended to August 4, 2021, the fourth anniversary of the issuance date of the original promissory note. In 2020, the Company amended the agreement with Haitong, under which the maturity date for first half of the principal amounted to
USD12,500 (equivalent to RMB
87,023
) shall be extended from August 4, 2020 to August 4, 2021.
The note bears a simple annual interest rate of 10% for the extension period of the original promissory note.
As disclosed in Note 1
3
, the amendment of the convertible notes to Huazhong was accounted for as an extinguishment of the original convertible notes and issuance of a new note at the same principal amount. For the new note, Puxin Education will repay the principle and interest to Huazhong as stipulated in the amendment agreement. The new note bears a simple annual interest rate of 12% and has a maturity term of 22 months since the original date the issuer received the first proceed and can be extended by Puxin Education for another 36 months. If China Central International exercises the warrant, it should surrender the warrant to the Company and make payment to the Company of an amount equal to exercise price in cash, within 5 business days upon the full payment of the principal and all the interests accrued on the principal, or at the option of China Central International, within 5 business days upon the Company’s receipt of the note of exercise. The warrants were expired in March 2019 and Puxin Education fully repaid the new note of Huazhong in May 2019.
For the years ended December 31, 2018
, 2019
and 20
20
, the Group recognized interest expense of RMB32,026
,
 RMB37,379
and RMB17,308 for the notes, respectively.
The carrying value of promissory notes approximate its fair value, as interest rate approximates market rate. The fair value of promissory notes was determined as present value of the notes using market interest rate. The promissory notes was categorized in Level 2 of the fair value hierarchy.
As part of the agreements with the noteholders, the Company and Puxin Education pledged certain equity interest of themselves and its subsidiaries of the Group as described in Note 2
3
.